Financial Instruments - Schedule of Balances in Foreign Currencies (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents	$ 31,219,574				$ 14,148,021	$ 13,699,881	$ 11,836,119
Accounts payable and accrued liabilities	(1,805,015)				(3,173,218)
Warrant derivative	$ (531,228)				$ (8,508,764)
U.S. dollars
Currency1 [Line Items]
Cash and cash equivalents		$ 23,134,113
Accounts payable and accrued liabilities		(455,588)
Warrant derivative		(417,238)
Balances in foreign currencies		$ 22,261,287
British pounds
Currency1 [Line Items]
Cash and cash equivalents | £			£ 26,768
Accounts payable and accrued liabilities | £			(2,244)
Warrant derivative | £			0
Balances in foreign currencies | £			£ 24,524
Euro
Currency1 [Line Items]
Cash and cash equivalents | €				€ 37,347
Accounts payable and accrued liabilities | €				(930)
Warrant derivative | €				0
Balances in foreign currencies | €				€ 36,417